Share Capital - Summarizes Activity Related to RSUs (Details)	12 Months Ended
	Apr. 30, 2025 shares $ / shares	Apr. 30, 2024 shares $ / shares	Apr. 30, 2023 shares $ / shares
Disclosure of classes of share capital [line items]
Number of options, Outstanding, Beginning balance	1,521,367	1,884,428
Number of options, Granted	799,767	332,000
Number of options, Outstanding	1,927,925	1,521,367	1,884,428
Number of options, Unvested	(661,194)
Number of options, Exercisable	1,266,731
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 7.17	$ 8.03
Weighted average exercise price, Granted | $ / shares	1.22	2.02
Weighted average exercise price outstanding, Ending balance | $ / shares	5.69	$ 7.17	$ 8.03
Weighted average exercise price, Unvested | $ / shares	$ 1.3
Weighted average life remaining (years)	4 years 5 months 12 days	3 years 5 months 19 days	3 years 3 months 7 days
Weighted average life remaining (years), Unvested	9 years 7 days
Weighted average life remaining (years), Exercisable	2 years 21 days
Restricted Stock Units
Disclosure of classes of share capital [line items]
Number of options, Outstanding, Beginning balance	0
Number of options, Granted	46,000
Number of options, Outstanding	46,000	0
Number of options, Unvested	(39,771)
Number of Share Options Vested and Outstanding	6,229
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 0
Weighted average exercise price, Granted | $ / shares	0.42
Weighted average exercise price outstanding, Ending balance | $ / shares	0.42	$ 0
Weighted average exercise price, Unvested | $ / shares	0.42
Weighted average exercise price, Vested and outstanding | $ / shares	$ 0.42